As filed with the Securities and Exchange
Commission on May 7, 1999

                                                            File Nos. 333-16093
                                                                       811-7923

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM N-1A


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 9
                                        and


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 10


                                 CNI CHARTER FUNDS
               (Exact Name of Registrant as Specified in its Charter)

                              400 North Roxbury Drive
                          Beverly Hills, California 90210
                      (Address of Principal Executive Office)

                                   (800) 708-8881
                (Registrant's Telephone Number, Including Area Code)

                                WILLIAM SOUZA, ESQ.
                              400 North Roxbury Drive
                          Beverly Hills, California 90210
                      (Name and Address of Agent for Service)
                          --------------------------------

                    It is proposed that this filing will become effective:
                          immediately upon filing pursuant to Rule 485(b)
                    ------
                          on  April 30, 1999 pursuant to Rule 485(b)
                    ------
                       X  60 days after filing pursuant to Rule 485(a)(1)
                    ------
                          75 days after filing pursuant to Rule 485(a)(2)
                    ------
                          on ___________ pursuant to Rule 485(a)(1)
                    ------

                                    -----------

                       Please Send Copy of Communications to:

                             MITCHELL E. NICHTER, ESQ.
                               KELVIN K. LEUNG, ESQ.
                       Paul, Hastings, Janofsky & Walker LLP
                               345 California Street
                          San Francisco, California  94104
                                   (415) 835-1600

                                   CHARTER FUNDS

                      CONTENTS OF THE POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

     Facing Sheet

     Contents of the Post-Effective Amendment

     Part A - Prospectus for the Institutional Class shares of the CNI Charter Money Market Fund


     Part B - Statement of Additional Information for Institutional Class shares of the CNI Charter Money Market Fund.

     Part C -  Other Information

     Signature Page

     Exhibits

------------------------------------------------------------------------------

                                    PART A

                                PROSPECTUS FOR

           CNI CHARTER MONEY MARKET FUND INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------

                                     [LOGO]

                                   PROSPECTUS
                               DATED MAY 10, 1999

                                     [LOGO]

                               MONEY MARKET FUND
                              INSTITUTIONAL CLASS



                                   PROSPECTUS
                               DATED MAY 10, 1999



                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank


           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS


Overview................................................          4
      OUR GOALS.........................................          4
      HOW WE PLAN TO ACHIEVE OUR GOALS..................          4
      TYPES OF SECURITIES...............................          4
      CLASSES OF SHARES.................................          4
      PRINCIPAL RISKS OF INVESTING IN OUR FUND..........          5
      PAST PERFORMANCE..................................          6

Understanding Expenses..................................          7
      FEE AND EXPENSES OF THE FUND......................          7
      EXAMPLE...........................................          8

Management of the Fund..................................          9
      INVESTMENT MANAGER................................          9
      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER
  AGENT.................................................          9
      DISTRIBUTOR.......................................          9

Account Policies........................................         10

Understanding Earnings and Taxes........................         11

How to Buy and Sell Shares..............................         12
      HOW TO PLACE AN ORDER.............................         12
      OPENING AN ACCOUNT................................         13
      BUYING SHARES.....................................         14
      SELLING SHARES....................................         14

Financial Highlights....................................         18

Important Terms to Know.................................         19
      KEY DEFINITIONS...................................         19

For More Information ..................................  back cover


More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

OVERVIEW

      OUR GOALS

       The Fund is a money market fund that seeks to provide current income through low-risk investments and to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.


      HOW WE PLAN TO ACHIEVE OUR GOALS



       OUR STRATEGY -- We purchase liquid, high quality, short-term debt securities in U.S. dollar denominated money market instruments. The securities must have a maturity period of no more than 397 days and, in our opinion, present minimal credit risk.


      TYPES OF SECURITIES

       The Fund's principal investments are as follows:

              -  Certificates of deposit, time deposits;

              -  Commercial paper;

              -  Short-term corporate obligations;

              - Shares of investment companies that invest exclusively in the same types of securities as we do (up to 10% of the Fund's total assets, with no more than 5% in any individual investment company).


       Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Fund may invest in addition to the types of securities described above.



      CLASSES OF SHARES



       This Prospectus offers Institutional Class shares of the Fund. The Fund offers other classes of shares which are subject to the same management fee and other expenses but may be subject to different distribution and/or shareholder servicing costs.


      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are some other risks to consider:

       MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

       NO FEDERAL GUARANTEES -- As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

       THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield will tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield will tend to be somewhat lower.


       ISSUER DEFAULT -- We may not be able to maintain a $1.00 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly rated securities.



       OTHER ADVERSE CONDITIONS -- The Fund's performance may be affected by changes in market, economic, political, or other conditions. Companies offering securities we invest in may also be affected by these conditions as well as by government regulations and interest rate volatility.



       YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause accounting and other problems. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much impact on the Fund because those costs are borne primarily by the vendors and service providers, and not directly by the Fund.


      PAST PERFORMANCE


       The Fund began operations on March 23, 1998. The Fund's past performance results have not been provided because it has not been in existence long enough.



       If you would like to know the current yield, call 1-888-889-0799.

UNDERSTANDING EXPENSES

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.


       ANNUAL FUND OPERATING EXPENSES
       (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



       Management Fee                                                    0.25%
       Other Expenses
         Shareholder Servicing Fee                 0.25%
         Other Fund Expenses                       0.30%
       Total Other Expenses                                              0.55%
                                                                     ---------
       Total Annual Fund Operating Expenses
       (before fee waivers and/or expense
       reimbursements)                                                   0.80%
       Fee Waivers and/or expense
       reimbursements by Manager                                       (0.17%)
                                                                     ---------
       Total Annual Fund Operating Expenses
       (after fee waivers and/or expense
       reimbursements)                                                   0.63%



       The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.



       The investment manager has contractually agreed to, for the period prior to March 31, 2001, limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Fund Operating Expenses at or below 0.63%. For the past year, after reductions and reimbursements, shareholders paid actual total Fund operating expenses of 0.63%. The investment manager may remove this limit at any time after the end of the period set forth above and may recoup the expenses it has reduced or absorbed. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE


       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are 0.63% for the first two years and 0.80% for the remaining years in the 3, 5 and 10 year examples. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.



       Based on these assumptions your costs would be:



        1 Year   $64        5 Years    $410
        3 Years  $221       10 Years   $957

MANAGEMENT OF THE FUND


      INVESTMENT MANAGER



       City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services. CNB has provided trust and fiduciary services to individuals and businesses for over 30 years through its trust and investment division, City National Investments (CNI). CNI currently provides investment management services to individuals, pension and profit sharing plans, endownments, and foundations. As of December 31, 1998, CNI had approximately $15 billion in assets under administration and $1.2 billion in assets under management.



       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation ("CNC"), a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.



      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT



       SEI Investment Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management serves as transfer agent for the Fund. Both are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.



      DISTRIBUTOR



       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES


       HOW WE PRICE SHARES -- Shares are priced at net asset value (NAV). The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. We expect the NAV of the Fund to remain constant at $1.00 per share. Securities are valued at amortized cost, which approximates market value.



       WHEN SHARES ARE PRICED -- NAV calculations are made once each day, usually by 2:00 p.m. Eastern Time. Shares may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business (a "Business Day"). Shares, however, cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


       REPORTING FUND PERFORMANCE -- From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.


       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES


       DECLARING AND PAYING DIVIDENDS -- Dividends are declared daily and paid monthly. Dividends are normally paid on the last business day of each month. Net capital gain, if any, will be paid once a year.


       WHEN DO DIVIDENDS ACCRUE? -- Your dividends begin to accrue on the day of purchase for shares bought before 1:30 p.m. Eastern Time. They begin to accrue on the following day for shares purchased after 1:30 p.m. Eastern Time. You will not be credited with dividends for shares on the day you sell them.


       DISTRIBUTION OPTIONS -- Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after the Fund receives your written notice. To cancel your election, please send the Fund another written notice. Checks will normally be mailed to you on the business day after distributions are credited to your account.



       TAX CONSIDERATIONS -- The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. Generally, all distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal and state income tax. Dividends, distributions, purchases and sales will appear on your account statements. You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. For additional information regarding tax considerations, see the SAI.


       BACKUP WITHHOLDING -- You must provide your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:


       HOW TO PLACE AN ORDER -- You may place an order with:



              -  The transfer agent as described below;



              -  an approved broker-dealer; or



              -  any other approved financial institution.



       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION -- You may purchase shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.



       WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.



       If we receive your purchase order before 1:30 p.m. Eastern Time, the order will be executed that same day. Orders received after 1:30 p.m. Eastern Time will be executed the following business day. Your shares will be bought, only after the transfer agent receives a properly completed order with full payment.

       PURCHASE MINIMUMS -- You may buy shares for:

              -  an initial amount of $100,000; and,

              -  additional investments of $1,000 or more.

       Exceptions may be made at our discretion.


       MINIMUM ACCOUNT BALANCES -- If your account balance drops below $100,000 because of redemptions, the Fund may redeem your shares. But, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares.


       PAYMENT RESTRICTIONS -- We only accept payments in U.S. funds. Checks must be drawn on a U.S. bank, savings and loan association, or credit union. Cash and third-party checks will not be accepted.

       WIRING FEE -- The financial institution placing your order may charge its own wiring fees.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. Please see the SAI for a more detailed discussion.


      OPENING AN ACCOUNT



       To open an account, complete and sign an account application and mail it to:



                     CNI Charter Money Market Fund
                     c/o SEI Investments Distribution Co.
                     One Freedom Valley Drive
                     Oaks, Pennsylvania 19456



       ADDITIONAL REQUIREMENTS -- If additional information is required, your application will be considered incomplete until we receive the missing information. We reserve the right to reject any purchase orders we feel might adversely affect the Fund.


      BUYING SHARES


       FIRST TIME PURCHASES -- Your initial purchase must be made by mail. Include a check made payable to "CNI Charter Money Market Fund" and an application. After that, you may place orders by wiring or mailing money to SEI.


       BY MAIL -- Orders in writing must include:

              -  your account number or a completed and signed application; and

              -  the dollar amount of shares you want to buy.

       Mail your order to the address on the back cover. Mailed purchase orders may not be revoked, modified or canceled.


       BY WIRE -- Call the Fund at 1-888-889-0799 to buy shares by wire. Wires must be received by SEI through the Federal Reserve wire system before it closes (generally, 4:00 p.m. Eastern Time) or SEI will not be able to process your order that day.


      SELLING SHARES


       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order.



       PAYMENT MAY BE DELAYED -- Your payment may be delayed by us or your financial institution, if you buy shares by check and sell them before your check clears -- we will not send your proceeds until we have received payment from the initial purchase. This delay may take up to 12 days from the date of your purchase. You can avoid this delay by purchasing shares by wire.



       WHEN CHECKS ARE MAILED -- Normally, a check will be mailed to you within one or two business days, but no later than the seventh business day after the Fund receives your sell order in proper form. For example, we must be able to determine the number of shares you wish to sell.



       WHERE CHECKS ARE MAILED -- Money from the sale of your shares may be sent to your designated bank account via the Federal Reserve wire system, or to your address of record. Checks will not be sent to third parties other than the bank or brokerage account listed on your account application; nor will they be forwarded by the U.S. Postal Service.



       CHANGING YOUR MONEY'S DESTINATION -- To change your designated bank account, write to the Fund and include the name and address of the new bank and your account number. Be sure to include an acceptable signature guarantee.


       SIGNATURE GUARANTEE REQUIREMENT -- We require a signature guarantee on any sale you request in writing if:

              - you change the bank or brokerage account from the one listed on your account application, or

              -  the address of record has changed within the last 15 days.

       The guarantor must be authorized by state law to guarantee signatures. A bank or broker-dealer is acceptable; a notary public is not.


       ADDITIONAL SIGNATURE REQUIREMENT -- Sale orders placed by a corporation, partnership, trust, fiduciary, executor, or administrator require additional written evidence of authority. Call the Fund at 1-888-889-0799 if you need assistance.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

       BY MAIL -- Send a written request including:

              -  your name;

              -  your account number;

              -  the number of shares you want to sell; and

              - the signature of all registered account holders exactly as they appear on the account.


       BY TELEPHONE -- Call the Fund at 1-888-889-0799 and provide the following information:


              -  your name and account number;

              -  your social security number/tax identification number; and

              -  the number of shares you want to sell.


       CONFIRMING AUTHENTICITY -- SEI will make every effort to verify that an order is authentic.



       To do so, SEI may:

              - ask for a form of personal identification or written confirmation of instructions; and

              -  tape record your telephone instructions.


       We reserve the right to refuse a telephone order if we cannot reasonably confirm the authenticity of the instructions. You may, however, redeem your shares by writing to the Fund or by following your financial institutions procedures. Contact your financial institution or the Fund at 1-888-889-0799 for further information.



       LIABILITY -- We or SEI may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

FINANCIAL HIGHLIGHTS

       The following financial highlights table is intended to help you understand the Fund's financial performance for the period of March 23, 1998 (1) through October 31, 1998. Most of the information reflects results based on one share of the Fund. The total return shown below represents the rate an investor would have earned from an investment in the Fund, assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the 1998 Annual Report (available upon request; see the back cover of this prospectus).

NET ASSET VALUE AT BEGINNING OF PERIOD                       $1.00
                                                              ----

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.03
                                                              ----
      Total from investment operations                        0.03
                                                              ----

LESS DISTRIBUTION TO SHAREHOLDERS:
Dividends from net investment income                         (0.03)
                                                              ----
      Total distributions                                    (0.03)
                                                              ----

NET ASSET VALUE AT END OF PERIOD                             $1.00
                                                              ----
                                                              ----

      TOTAL RETURN (NOT ANNUALIZED)                          3.11%

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period                           $133,427,960
Ratio of net expenses to average net assets (2)              0.63%
Ratio of net investment income to average net
  assets (2)                                                 4.99%

        (1) Commencement of operations.

        (2) Annualized. Net of fees waived amounting to 0.15% of average net assets.

IMPORTANT TERMS TO KNOW

      KEY DEFINITIONS


       "We", "Us" and "Our" means the CNI Charter Money Market Fund.


       "You" and "Your" means the prospective investor or current shareholder.

      IMPORTANT TERMS TO KNOW

       "Liquidity" means the ability to turn investments into cash.


       "Quality" means the credit rating given to a security by a nationally recognized rating organization.


       "Yield" means the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

       "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

FOR MORE INFORMATION


      CNI CHARTER MONEY MARKET FUND



       Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's investments is available in the Fund's Annual and Semi-annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To receive a free copy of this prospectus, the SAI, or the Annual or Semi-annual Reports (when available), please contact:


       SEI Investments Distribution Co.,
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

      Information about the Fund may reviewed and copied:

       -  at the SEC's Public Reference Room in Washington, D.C. at
          1-800-SEC-0330;

       -  on the SEC's Internet site
           at: www.sec.gov; or

       - by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

The Fund's Investment Company Act file number: 811-07923.


                                                                    CNI-F-001-01


                                     [LOGO]

                               MONEY MARKET FUND
                              INSTITUTIONAL CLASS


                                   PROSPECTUS
                               DATED MAY 10, 1999

------------------------------------------------------------------------------

                                    PART B

                 COMBINED STATEMENT OF ADDITIONAL INFORMATION

                         CNI CHARTER MONEY MARKET FUND
                          INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                CNI CHARTER FUNDS
            400 North Roxbury Drive, Beverly Hills, California 90210

                          CNI CHARTER MONEY MARKET FUND


                                  May 10, 1999

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the CNI Charter Money Market Fund Prospectus dated May 10, 1999, which may be amended from time to time. The Fund is a diversified investment portfolio of CNI Charter Funds (the "Trust"), an open-end, management investment company. The Fund was formerly called Berkeley Money Market Fund and the Trust was formerly called Berkeley Funds.

To obtain a free copy of the above-referenced Prospectus, please contact SEI Investments Fund Management (the "Transfer Agent") at 1-888-889-0799.



                                TABLE OF CONTENTS
                                                                          Page

INVESTMENT TECHNIQUES.......................................................2

INVESTMENT RESTRICTIONS.....................................................6

RISK CONSIDERATIONS.........................................................9

MANAGEMENT OF THE TRUST....................................................10

PORTFOLIO TRANSACTIONS AND TURNOVER........................................15

DISTRIBUTIONS AND TAXES....................................................16

SHARE PRICE CALCULATION....................................................19

YIELD......................................................................19

GENERAL INFORMATION........................................................20

PRINCIPAL HOLDERS OF SECURITIES............................................20

PURCHASE AND REDEMPTION OF SHARES..........................................21

OTHER INFORMATION..........................................................21

FINANCIAL STATEMENTS.......................................................22

APPENDIX - RATINGS OF INVESTMENT SECURITIES...............................A-1

                              INVESTMENT TECHNIQUES


The Fund invests exclusively in the following types of U.S. dollar-denominated money market instruments which are deemed to mature in 397 days or less in accordance with federal securities regulations and which the Investment Manager has determined present minimal credit risk:

    - Certificates of deposit, time deposits, notes and bankers' acceptances of U.S. domestic banks (including their foreign branches), Canadian chartered banks, U.S. branches of foreign banks and foreign branches of foreign banks having total assets of $5 billion or greater.

    - Commercial paper, including asset-backed commercial paper, rated in one of the two highest rating categories by Moody's Investors Services ("Moody's), Standard and Poor's Corporation ("S&P"), Duff and Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), or any other nationally recognized statistical rating organization ("NRSRO"), or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

    - The Fund may also invest in other corporate obligations such as publicly traded bonds, debentures, and notes rated in one of the two highest rating categories by any NRSRO and other similar securities which, if unrated by any NRSRO, are determined by the Investment Manager, using guidelines approved by the Trust's Board of Trustees, to be at least equal in quality to one or more of the above referenced securities.

    - Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

    - Repurchase agreements involving obligations that are suitable for investment under the categories listed above.

ASSET-BACKED COMMERCIAL PAPER. The Fund can invest a portion of its assets in asset-backed commercial paper and other money market fund Eligible Securities (as that term is defined on page 7). The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities.

Repayment of asset-backed commercial paper is intended to be obtained from an identified pool of assets including automobile receivables, credit-card receivables, and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivables constituting the underlying pool of assets.

To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Credit support for asset-backed securities may be based on the underlying assets or credit enhancements provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees, and over-collateralization.

Credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

SECTION 4(2) COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") ("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors such as the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for
Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, pursuant to guidelines approved by the Trust's Board of Trustees, will monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

RULE 144A SECURITIES. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

The Board of Trustees may, in the future, delegate the function of making day-to-day determination of liquidity to the Fund's Investment Manager pursuant to guidelines approved by the Board. The Investment Manager will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to see the security, how bids are solicited, and the mechanics of transfer). To the extent the Investment Manager, according to guidelines approved by the Board, determines a Rule 144A-eligible security to be liquid, such a security, would not be subject to the Fund's percentage limit on illiquid securities investment.

ILLIQUID SECURITIES. The Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result of the purchase, more than 10% of the Fund's net assets valued at the time of the transaction are invested in such securities. The Fund will monitor the level of liquidity and take appropriate action, if necessary, to attempt to maintain adequate liquidity. The investment policy on the purchase of illiquid securities is nonfundamental.

BANK NOTES. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations.


INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. The Fund does not intend to invest in investment companies unless, in the Investment Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, the Fund bears its ratable share of that investment company's expenses, including advisory and administration fees.


TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division thereof. It is not currently expected that the Fund will invest more than 5% of its net assets in tax-exempt commercial paper.

EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES. Before investing in Eurodollar certificates of deposit, the Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes, including withholding taxes.

Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. All such securities will be U.S. dollar denominated.

REPURCHASE TRANSACTIONS. The Fund may engage in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase agreements may exceed one year.

If the seller in a repurchase agreement becomes bankrupt or otherwise defaults, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Fund will enter into repurchase agreements only with banks and broker-dealers that the Investment Manager deems creditworthy.

It is not currently anticipated that the Fund will engage in reverse repurchase agreements.

VARIABLE RATE SECURITIES. The Fund may invest in instruments having rates of interest that are adjusted periodically, or which "float" continuously according to formulas intended to minimize any fluctuation in the values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. As interest rates decrease or increase, Variable Rate Securities can be expected to experience less appreciation or depreciation than fixed-rate obligations.

Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost, or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission ("SEC") rules.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset. The value of such securities may change as the general level of interest rates changes.

The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities. The Fund will not purchase these types of securities for speculative purposes and will expect to acquire the securities when purchased. However, the Fund reserves the right to sell any of these securities before their settlement dates if the Investment Manager deems such a sale advisable.

BORROWING POLICY. The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

                       INVESTMENT RESTRICTIONS

EXCEPT AS OTHERWISE NOTED WITH AN *, THE RESTRICTIONS BELOW ARE NONFUNDAMENTAL AND CAN BE CHANGED WITHOUT APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, HEREINAFTER THE "1940 ACT") OF THE FUND. THE FUND MAY NOT:

(1)* Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(3)* Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that the Fund may invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.

(4) Enter into repurchase agreements if, as a result thereof, more than 10% of its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933). The Fund will invest no more than 10% of its net assets in illiquid securities.

(5) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except (i) commercial paper issued under Section 4(2) of the Securities Act of 1933 and (ii) liquid Rule 144A - eligible restricted securities).

(6)* Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(7) Invest for the purpose of exercising control or management of another issuer.

(8) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as may otherwise be permitted by the prospectus and the 1940 Act.

(9)* Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

(10)*Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. Any borrowings by the Fund will not be collateralized. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary to meet that limitation.

(11)  Write, purchase, or sell puts, calls, or combinations thereof.

(12) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(13)* Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

(14)* Issue senior securities as defined in the 1940 Act.

Except for restrictions (3), (4) and (10), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net or total assets will not be considered a violation of that restriction.

The Fund will only purchase securities that the Investment Manager has determined, according to procedures approved by the Board and factors set forth in Rule 2a-7 under the Investment Company Act of 1940, to present minimal credit risk and which are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities"). An Eligible Security is:

(1) a security with a remaining maturity of 397 days or less: (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC") (currently Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff and Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson BankWatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less, and whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risk.

A First Tier Security is any Eligible Security that carries (or if other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security), that has been determined by the Investment Manager, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to such a security, that is a security issued by a registered investment company that is a money market fund, or that is a U.S. government security (a "Government security"). A Second Tier Security is any other Eligible Security.

The Fund will limit its investments in the First Tier Securities of any one issuer to no more than 5% of its total assets. (Repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation.) Moreover, the Fund's total holdings of Second Tier Securities will not exceed 5% of its total assets, with investment in the Second
Tier Securities of any one issuer being limited to the greater of 1% of the Fund's total assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.

                            RISK CONSIDERATIONS

The Fund's portfolio will be affected by general changes in interest rates which will result in increases or decreases in the market value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

The value of commercial paper and other securities in the Fund's portfolio may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner. As discussed above, the Fund will invest in securities which the Investment Manager has determined, according to procedures approved by the Board, and factors set forth under Rule 2a-7 under the Investment Company Act of 1940, as amended, to present minimal credit risk. The ratings assigned to commercial paper and other corporate obligations, as well as the guidelines approved by the Trust's Board of Trustees, are intended to enable the Investment Manager to minimize the credit risk with respect to the securities in the Fund's portfolio, but there can be no absolute assurance that the Investment Manager will be successful in this regard. If issuer defaults nevertheless occur respecting a sufficiently large portion of the Fund's portfolio, the Fund may be unable to maintain a stable net asset value of $1.00 per share.

The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and, cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager or SEI Investment Distribution Co. are as follows:



                                                                                  Principal Occupation
Name                                 Age           Position with the Trust      for the Past Five Years
----                                 ---           -----------------------      -----------------------
Irwin G. Barnet, Esq.*               61            Trustee                      An attorney and a principal of
Sanders, Barnet, Goldman,                                                       Sanders, Barnet, Goldman, Simons &
Simons & Mosk                                                                   Mosk, a law firm
1901 Avenue of the Stars, Suite 850
Los Angeles, California 90067

Maria D. Hummer, Esq.                54            Trustee                      An attorney with Manatt, Phelps &
Manatt, Phelps & Phillips, LLP                                                  Phillips and Chair of the Land Use
11355 West Olympic Boulevard                                                    Section of that law firm
Los Angeles, California 90064-1614

Victor Meschures, CPA                61            Trustee                      A Certified Public Accountant with
Meschures, Campeas, Thompson                                                    Meschures, Campeas, Thompson &
& Snyder, LLP                                                                   Snyder, an accounting firm
760 North La Cienega Boulevard
Los Angeles, California 90069-5231

William R.  Sweet                    61            Trustee                      Retired; formerly, Executive Vice
81 Mt. Tiburon Road                                                             President, The Bank of California
Tiburon, California 94920                                                       (1985-1996)


                                            10

                                                                                  Principal Occupation
Name                                 Age           Position with the Trust      for the Past Five Years
----                                 ---           -----------------------      -----------------------

James R. Wolford                     45            Trustee                      Senior Vice President and Chief
Bixby Ranch Company                                                             Financial Officer, Bixby Ranch
3010 Old Ranch Parkway, Suite 100                                               Company, an owner, operator and
Seal Beach, California  90740                                                   developer of real estate

Mark Nagle                           39            President and Chief          President, Vice President and
400 North Roxbury Drive                            Executive Officer            Controller, Funds Accounting; Vice
Beverly Hills, California 90210                                                 President of the Administrator and
                                                                                Distributor (1996-Present); BiSYS
                                                                                Fund Services, Vice President of
                                                                                Fund Accounting (1995-1996); Fidelity
                                                                                Investments, Senior Vice President
                                                                                (1981-1995).

Kathy Heilig                         38            Controller and Chief         Vice President and Assistant
400 North Roxbury Drive                            Accounting Officer           Secretary-Treasurer of SEI
Beverly Hills, California 90210                                                 Investments (1997-Present);
                                                                                Assistant Controller of SEI
                                                                                Investments Company (1995-1997; Vice
                                                                                President of SEI Investments
                                                                                Company (1991-1995).


                                              11

                                                                                  Principal Occupation
Name                                 Age           Position with the Trust      for the Past Five Years
----                                 ---           -----------------------      -----------------------

Joseph M. O'Donnell, Esq.            44            Vice President and           Vice President and Assistant
400 North Roxbury Drive                            Assistant Secretary          Secretary of the Administrator and
Beverly Hills, California 90210                                                 the Distributor (1998-Present);
                                                                                Vice President and General
                                                                                Counsel, FPS Services, Inc.
                                                                                (1993-1997).

Lydia A. Gavalis, Esq.               34            Vice President and           Vice President and Assistant
400 North Roxbury Drive                            Assistant Secretary          Secretary of the Administrator and
Beverly Hills, California 90210                                                 the Distributor (1998-Present);
                                                                                Assistant General Counsel and
                                                                                Director of Arbitration,
                                                                                Philadelphia Stock Exchange
                                                                                (1989-1998)

Lynda J. Striegel, Esq.              50            Vice President and           Vice President and Assistant
400 North Roxbury Drive                            Assistant Secretary          Secretary of the Administrator and
Beverly Hills, California 90210                                                 Distributor (1998-Present); Senior
                                                                                Asset Management  Counsel, Barnett
                                                                                Banks, Inc. (1997-1998); Partner,
                                                                                Groom and Nordberg, Chartered
                                                                                (1996-1997);  Associate General
                                                                                Counsel, Riggs Bank, N.A. (1991-1995).

James R. Foggo, Esq.                 34            Vice President and           Vice President and Assistant
400 North Roxbury Drive                            Assistant Secretary          Secretary of the Administrator and
Beverly Hills, California 90210                                                 Distributor (1998-Present); Associate,
                                                                                Paul Weiss, Rifkind, Wharton & Garrison
                                                                                (1998); Associate, Baker & McKenzie
                                                                                (1995-1998);  Associate,  Battle Fowler
                                                                                LLP (1993-1995).


*This individual is considered an interested person of the Trust as defined in
Section 2(a)(19) of the 1940 Act. The address of each individual listed above, unless otherwise indicated, is 400 North Roxbury Drive, Beverly Hills, California 90210.



                              COMPENSATION TABLE(1)

                                               Aggregate
                                             Compensation           Total Compensation From Registrant
Name, Position                              From Registrant          and Fund Complex Paid to Trustees
--------------                              ---------------          ---------------------------------
Irwin G. Barnet, Trustee                        $4,000                            $4,000
Maria D. Hummer, Trustee                        $4,000                            $4,000
Victor Meschures, Trustee                       $4,000                            $4,000
William R.  Sweet, Trustee                      $4,000                            $4,000
James R. Wolford, Trustee                       $4,000                            $4,000

    ----------------------
    (1)  Estimated for current fiscal year.

INVESTMENT MANAGER


City National Bank serves as the Fund's discretionary investment manager pursuant to an Investment Management Agreement dated April __, 1999 between it and the Trust on behalf of the Fund. The Investment Manager provides a continuous investment program including general investment and economic advice regarding the Fund's investment strategies, manages the Fund's investment portfolio and provides other services necessary to the operation of the Fund and the Trust. The Investment Manager is exempt from the registration requirement as an investment adviser under the Investment Advisers Act of 1940 because of its status as a bank. City National Bank, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.4 billion in assets as of December 31, 1998. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company.


The Investment Management Agreement will be in effect for a two-year term from its effective date, and thereafter will continue in effect for one-year terms, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement, or interested persons (as defined in the 1940 Act) of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval. The

Investment Management Agreement may be terminated at any time upon 60-days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment (as defined in the 1940
Act).

Pursuant to the Investment Management Agreement, the Investment Manager is entitled to receive from the Fund an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets. The Investment Management Agreement allows the Investment Manager voluntarily to waive its fees payable under the Agreement and to reimburse all or a portion of the Fund's expenses. The Investment Management Agreement further provides that the Investment Manager may seek reimbursement of any reductions made to its management fee and any payments by the Investment Manager of operating expenses that the Fund is obligated to pay within the three-year period following such reduction or payment, subject to the Fund's ability to effect such reimbursement and remain in compliance with any applicable expense limitations. The Investment Manager will generally seek reimbursement for the oldest of any reductions and, or waivers before payment by the Fund for fees and expenses for the current year. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Investment Manager even if such payment may require the Investment Manager to waive or reduce its current fees under the Investment Management Agreement or to pay current Fund expenses.

SHAREHOLDER SERVICES AGREEMENT

The Investment Manager has entered into a Shareholder Services Agreement with the Trust on behalf of the Fund. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of participating Organizations should read the Fund's Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute and, or other industry association membership dues.

PRINCIPAL UNDERWRITER





SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Fund. The Distributor receives no compensation for distribution of shares of the Fund.




The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.


TRANSFER AGENT


Pursuant to a Transfer Agent Agreement, SEI Investments Fund Management, located at Oaks, Pennsylvania, 19456 (the "Transfer Agent") serves as transfer agent for the Fund. The Transfer Agent provides information and services to the Fund's shareholders which include reporting share ownership, sales, and dividend activity (and associated tax consequences), responding to daily inquiries, and effecting the transfer of Fund shares. It furnishes such office space and equipment, telephone facilities, personnel, and informational literature distribution as is necessary or appropriate in providing shareholder and transfer agency information and services.


CUSTODIAN AND FUND ACCOUNTANT


Pursuant to a Custodian Agreement, First Union National Bank serves as the Custodian (the "Custodian") of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the securities and cash in the Fund's portfolio.


INDEPENDENT AUDITORS

At a meeting of the Board of Directors of the Fund held on January 14, 1999 the Board appointed KPMG LLP to serve as independent auditor for the Fund for the year ended October 31, 1999 and dismissed PriceWaterhouseCoopers LLP, who had served as the Fund's former independent auditor. KPMG LLP serves as independent auditor for other investment funds which are managed by CNI Investments. PriceWaterhouseCoopers LLP issued an unqualified opinion on the financial statements of the Fund for the period from March 1, 1998 (date of inception) to October 31, 1998. In addition, there have been no disagreements in regards to any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which if not resolved to the satisfaction of PriceWaterhouseCoopers LLP would have caused it to make a reference to the subject matter of the disagreement in connection with its report.


REPORTS TO SHAREHOLDERS


Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of KPMG LLP is 725 South Figueroa Street, Los Angeles 90017.


LEGAL COUNSEL

The validity of the shares of beneficial interest offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104.

                  PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the objective of the Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of the Fund depending upon management's ability correctly to time and execute them.

The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

PORTFOLIO TURNOVER

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                         DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

On each day that the Fund's net asset value per share is determined (each a "Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a dividend to shareholders of record as of the last calculation of net asset value prior to the declaration and to shareholders investing on that day subject to the following conditions: (1) receipt of the purchase order by the Transfer Agent before 1:30 p.m. Eastern time; and (2) payment in immediately available funds wired to the Transfer Agent by the close of business the same day. Purchases made by check will begin receiving dividends on the Business Day the Transfer Agent receives the check if the check is received by 1:30 p.m. Eastern time, or on the following Business Day if the check is received after 1:30 p.m. Eastern time. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional shares of the Fund at the net asset value on the last Business Day of each month. If cash payment is requested, checks will normally be mailed on the Business Day following the dividend reinvestment date. The Fund will pay shareholders who redeem all of their shares all dividends accrued to the time of the redemption within seven days after the redemption.

The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, less (2) accrued expenses allocated to the Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued daily. Should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value, and any unrealized gains and losses could affect the amount of the Fund's distributions.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any), its net exempt-interest income (if any), and its net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies and (2) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (i) ordinary income for such year; and (ii) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The Fund does not expect to realize any significant amount of long-term capital gain. However, any distributions by the Fund of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares.

The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

The Fund may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). The Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired with a put option. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities (or participation interests therein) if the purchaser has the right to cause the security (or participation interest therein) to be purchased by the seller or a third party. The Fund intends to take the position that it is the owner of any securities with respect to which it also holds a put option.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders and is based upon authorities that are subject to change. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Paul, Hastings, Janofsky & Walker has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).

                             SHARE PRICE CALCULATION

The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed may result in a material dilution or other unfair results to investors or existing shareholders, the Board of Trustees is required to cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                      YIELD

The historical performance of the Fund may be shown in the form of yield and effective yield. These measures of performance are described below.

YIELD Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each seven-day period over an annual period, and is shown as a percentage of the investment.

EFFECTIVE YIELD Effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

As of the Fund's fiscal year ended October 31, 1998, the Fund's 7-day yield was 4.73% and the 7-day effective yield was 4.84%.

                              GENERAL INFORMATION


The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. Currently, the Trust offers shares of only one series (the Fund described in this SAI). As of the date of this Statement of Additional Information, the Trust has two additional series of shares under registration with the SEC. The Trust's Board of Trustees may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.


The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and its Bylaws, shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Agreement and Declaration of Trust, or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust..

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Agreement and Declaration of Trust provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Agreement and Declaration of Trust, and except that where any provision of law, of the Agreement and Declaration of Trust, or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


As of February 24, 1999, City National Bank, P.O. Box 60520, Los Angeles, 90060-0520, as fiduciary for its various clients, was holder of 99% of the outstanding shares of the Fund.

                      PURCHASE AND REDEMPTION OF SHARES

The Fund's minimum initial investment is $100,000 and subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees or affiliates of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Fund will accept investments in cash only in U.S. dollars.

The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when phone lines may become busy with calls from other investors. If you want to buy or sell shares but have trouble reaching the Fund by telephone, you may want to use another method for completing a transaction, even though an alternative procedure may mean that completing your transaction may take a longer period of time.

The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain the number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

                                OTHER INFORMATION

The Prospectus of the Fund and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, DC

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, THE FUND, OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                              FINANCIAL STATEMENTS


Audited financial statements for the period ended October 31, 1998 for the Fund (formerly called the "Berkeley Money Market Fund"), as contained in the Annual Report to Shareholders of such Fund for the period ended October 31, 1998 (the "Report") are hereby incorporated by reference to the this Statement of Additional Information.

                 APPENDIX A - RATINGS OF INVESTMENT SECURITIES

                              COMMERCIAL PAPER

                         MOODY'S INVESTORS SERVICE

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

         An S&P A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
                            MOODY'S INVESTORS SERVICE

         Short-term notes and variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                        STANDARD & POOR'S CORPORATION

         An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                  BONDS
                         MOODY'S INVESTORS SERVICE

         Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                       STANDARD & POOR'S CORPORATION

         AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.


                                      A-1
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                ----------------------------------------------------

                                       PART C

                                 OTHER INFORMATION

                ---------------------------------------------------

                                 CNI CHARTER FUNDS

                                   --------------

                                     FORM N-1A

                                   --------------

                                       PART C

                                   --------------



Item 23.  Exhibits

       (a)  Agreement and Declaration of Trust.(1)

            (1)  Form of Agreement and Declaration of Trust.(A)


            (2)  Form of Amendment to the Agreement and Declaration of Trust.(B)


            (3)  Certificate of Amendment to the Certificate of Trust.(B)

       (b)  By-Laws:

            (1)  By-Laws dated October 25, 1996 is incorporated by reference.(A)


            (2)  Amendment to the By-Laws of the Trust.(B)

       (c)  Instruments Defining Rights of Security Holder--not applicable.

       (d)  Form of Investment Management Agreement.(B)


       (e)  Form of Distribution Agreement.(B)

       (f)  Bonus or Profit Sharing Contracts - not applicable.

       (g)  Form of Custody Agreement.(B)

       (h)  Other Material Contracts:

            (1)  Form of Administrative Services Agreement.(B)


            (2)    Form of Transfer Agent Agreement.(B)

       (i)  Opinion of Counsel as to legality of shares - filed herewith.

       (j)  Other Opinions - Independent Auditors' Consent - filed herewith.

       (k)  Omitted Financial Statements - not applicable.

       (l)  Initial Capital Agreement.(A)

       (m)  Distribution Plans.

            (1)    Form of Rule 12b-1 Plan.(B)


            (2)    Form of Share Marketing Agreement.(B)

       (n)  Financial Data Schedule - not applicable.

       (o)  Rule 18f-3 Plan.(B)

Item 24.  Persons Controlled by or Under Common Control with the Fund

----------------------
(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N1-A on November 14, 1996
(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 on May 3, 1999

Item 25.         Indemnification

       Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

       "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

       Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 26.         Business and Other Connections of the Investment Adviser

       Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 27.         Principal Underwriter
       (a)  Not Applicable.

       (b)  Not Applicable.

       (c)  Not Applicable.

Item 28.    Location of Accounts and Records.

       The accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, SEI Investments Fund Management, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections
(2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 400 North Roxbury Drive, Beverly Hills, California 90210.

Item 29.    Management Services.

       There are no management-related service contracts not discussed in Parts A and B.

Item 30.    Undertakings.

       (a)  Not applicable.

       (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

       (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act.

SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 7th day of May, 1999.



                                       THE CNI CHARTER FUNDS



                                       By:  /s/ Mark Nagle*
                                            ----------------------------------
                                            Mark Nagle
                                            President, Chief Executive Officer



       Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Mark Nagle*
---------------            President &                      May 7, 1999
Mark Nagle            Chief Executive Officer



/s/ Kathy Heilig*
-----------------          Controller &                     May 7, 1999
Kathy Heilig          Chief Accounting Officer


/s/ Irwin G. Barnet*
--------------------       Trustee                          May 7, 1999
Irwin G. Barnet


/s/ Maria D. Hummer*
--------------------       Trustee                          May 7, 1999
Maria D. Hummer


/s/ James R. Wolford*
---------------------      Trustee                          May 7, 1999
James R. Wolford


/s/ William R. Sweet*
---------------------      Trustee                          May 7, 1999
William R. Sweet


/s/ Victor Meschures*
---------------------      Trustee                          May 7, 1999
Victor Meschures



* By:  /s/ Mitchell E. Nichter
       -------------------------------------
       Mitchell E. Nichter, Attorney-in-Fact
       pursuant to Powers of Attorney filed herewith.